Schedule of investments
Nomura VIP Corporate Bond Series
March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 0.00% 6/17/45 =, •	1,185	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Collateralized Loan Obligations — 0.62%
Benefit Street Partners CLO X Series 2016-10A A2R3 144A 5.368% (TSFR03M + 1.70%, Floor 1.70%) 7/20/38 #, •	1,200,000	1,197,889
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	1,200,000	1,196,973
Total Collateralized Loan Obligations (cost $2,400,000)		2,394,862

Corporate Bonds — 97.38%
Banking — 20.84%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	990,000	969,067
Bank of America
4.456% 2/6/32 μ	2,080,000	2,054,410
5.518% 10/25/35 μ	2,223,000	2,223,730
6.204% 11/10/28 μ	345,000	354,519
6.25% 7/26/30 μ, ψ	980,000	986,466
6.625% 5/1/30 μ, ψ	1,095,000	1,123,366

Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	1,720,000	1,696,980
Barclays 9.625% 12/15/29 μ, ψ	2,690,000	2,935,610
BPCE 144A 6.347% 1/13/47 #, μ	1,140,000	1,091,804
Citigroup
5.174% 9/11/36 μ	395,000	391,705
6.625% 2/15/31 μ, ψ	930,000	931,330
6.875% 8/15/30 μ, ψ	535,000	539,124
7.00% 8/15/34 μ, ψ	955,000	983,423

Citizens Financial Group 5.299% 1/29/36 μ	700,000	693,943
Deutsche Bank
4.95% 8/4/31 μ	1,190,000	1,185,852
5.297% 5/9/31 μ	1,460,000	1,475,476
6.819% 11/20/29 μ	1,641,000	1,723,298
Goldman Sachs Group
4.369% 10/21/31 μ	1,175,000	1,152,353
5.065% 1/21/37 μ	2,810,000	2,748,306
5.218% 4/23/31 μ	1,965,000	1,998,604
5.387% 2/2/41 μ	1,400,000	1,353,124
6.484% 10/24/29 μ	2,880,000	3,013,326
HSBC Holdings
5.279% 3/10/37 μ	985,000	967,677
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
6.75% 3/24/31 μ, ψ	985,000	$ 974,757
7.00% 9/24/35 μ, ψ	995,000	985,646
Huntington Bancshares
4.623% 1/28/32 μ	1,675,000	1,651,065
5.605% 1/28/41 μ	1,330,000	1,298,578
JPMorgan Chase & Co.
5.193% 2/5/37 μ	5,160,000	5,072,485
6.254% 10/23/34 μ	3,565,000	3,834,295
Morgan Stanley
4.493% 1/16/32 μ	1,870,000	1,839,098
5.90% 3/13/47 μ	1,615,000	1,608,440
6.407% 11/1/29 μ	2,511,000	2,621,103
6.627% 11/1/34 μ	2,535,000	2,759,403

NatWest Group 5.115% 5/23/31 μ	2,330,000	2,354,047
NatWest Markets 144A 4.893% 3/27/31 #	2,135,000	2,140,272
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,771,000	1,766,804
Northern Trust 5.117% 11/19/40 μ	2,590,000	2,522,911
PNC Financial Services Group 5.423% 1/25/41 μ	985,000	965,385
Popular 7.25% 3/13/28	3,275,000	3,395,035
Royal Bank of Canada 6.50% 11/24/85 μ	1,190,000	1,150,724
UBS Group
144A 4.844% 11/6/33 #, μ	1,180,000	1,161,058
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,692,799

US Bancorp 6.787% 10/26/27 μ	2,180,000	2,209,248
Wells Fargo & Co.
4.96% 1/23/37 μ	834,000	812,746
6.491% 10/23/34 μ	1,296,000	1,403,671

Zions Bancorp 4.704% 8/18/28 μ	3,140,000	3,112,930
		80,925,993
Basic Industry — 0.78%
Anglo American Capital 144A 5.25% 3/19/36 #	2,100,000	2,054,259
Marcobre SAC 144A 5.75% 1/22/36 #	1,015,000	981,261
		3,035,520
Brokerage — 3.91%
Apollo Global Management 4.60% 1/15/31	1,155,000	1,145,010
Blackstone Reg Finance 5.00% 12/6/34	1,390,000	1,361,406
Brookfield Asset Management 4.653% 11/15/30	2,025,000	2,008,112
NQ- IV092 [0326] 0526 (5459551)    1

Schedule of investments
Nomura VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Brookfield Finance 5.33% 1/15/36	2,720,000	$ 2,664,484
Jefferies Financial Group 6.20% 4/14/34	2,855,000	2,913,125
KKR & Co. 5.10% 8/7/35	2,945,000	2,850,269
Raymond James Financial 5.65% 9/11/55	1,004,000	951,294
TPG Operating Group II 4.875% 5/15/31	1,300,000	1,275,649
		15,169,349
Capital Goods — 5.69%
Amcor Flexibles North America 5.125% 3/12/36	2,115,000	2,057,204
Boeing
6.388% 5/1/31	590,000	629,392
6.858% 5/1/54	2,865,000	3,155,727
Eaton
4.50% 3/6/33	395,000	389,699
4.80% 3/6/36	845,000	834,588

Honeywell Aerospace 144A 5.732% 3/16/56 #	2,945,000	2,913,049
Howmet Aerospace
4.75% 4/15/36	1,410,000	1,371,401
5.95% 2/1/37	1,175,000	1,253,550

Regal Rexnord 6.40% 4/15/33	1,845,000	1,951,004
RTX
4.625% 11/16/48	930,000	792,312
4.80% 12/15/43	1,300,000	1,174,883
6.40% 3/15/54	910,000	981,922

United Rentals North America 144A 6.125% 3/15/34 #	4,515,000	4,577,474
		22,082,205
Communications — 8.94%
American Tower 4.70% 12/15/32	1,615,000	1,587,597
AT&T
5.55% 11/1/45	830,000	786,318
5.70% 11/1/54	1,540,000	1,443,042
6.00% 4/30/56	1,325,000	1,297,281
6.30% 1/15/38	1,265,000	1,347,356

CCO Holdings 144A 7.00% 2/1/33 #	189,000	189,709
Orange
144A 4.25% 1/13/31 #	1,690,000	1,658,349
144A 4.75% 1/13/33 #	1,410,000	1,394,747
144A 5.00% 1/13/36 #	1,655,000	1,626,208

Rogers Communications 5.30% 2/15/34	1,575,000	1,568,710
SoftBank
144A 4.699% 7/9/30 #	2,760,000	2,744,835
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
SoftBank
144A 5.332% 7/9/35 #	2,190,000	$ 2,157,320

Sprint Capital 6.875% 11/15/28	2,740,000	2,897,589
Time Warner Cable 6.55% 5/1/37	4,838,000	4,881,426
T-Mobile USA
5.50% 1/15/55	2,135,000	1,960,557
5.875% 11/15/55	1,605,000	1,566,202
Verizon Communications
4.75% 1/15/33	2,040,000	2,015,504
5.00% 1/15/36	1,395,000	1,366,633
5.875% 11/30/55	1,550,000	1,508,744

Versant Media Group 144A 7.25% 1/30/31 #	706,000	723,100
		34,721,227
Consumer Cyclical — 7.57%
Amazon.com
4.875% 3/13/36	1,125,000	1,115,182
5.80% 3/13/56	1,290,000	1,289,874
Ford Motor Credit
5.869% 10/31/35	682,000	655,094
6.532% 3/19/32	1,768,000	1,815,231

General Motors Financial 5.45% 1/8/36	3,230,000	3,183,073
Gildan Activewear
144A 4.70% 10/7/30 #	975,000	965,057
144A 5.40% 10/7/35 #	1,665,000	1,624,910

GLP Capital 5.625% 3/1/36	1,010,000	983,258
Hyundai Capital America 144A 4.50% 9/18/30 #	3,645,000	3,585,669
Marriott International
4.50% 5/1/33	690,000	666,971
5.10% 5/1/38	965,000	917,822

O'Reilly Automotive 5.10% 3/12/36	2,115,000	2,088,119
Royal Caribbean Cruises
4.75% 5/15/33	520,000	502,241
5.375% 1/15/36	3,130,000	3,076,342
144A 6.00% 2/1/33 #	1,920,000	1,939,655

VICI Properties 4.95% 2/15/30	5,015,000	5,008,899
		29,417,397
Consumer Non-Cyclical — 11.23%
Abbott Laboratories
4.30% 3/15/33	1,645,000	1,610,367
4.65% 3/15/36	3,355,000	3,282,005
AbbVie
4.125% 3/15/31	2,305,000	2,272,055
4.75% 3/15/36	1,595,000	1,565,497

Amgen 4.85% 2/19/36	1,670,000	1,641,462

2    NQ- IV092 [0326] 0526 (5459551)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Bunge Limited Finance 2.75% 5/14/31	1,285,000	$ 1,170,496
Cigna Group 5.25% 1/15/36	2,970,000	2,974,955
CVS Health
5.05% 3/25/48	785,000	673,975
5.45% 9/15/35	1,490,000	1,496,330
6.75% 12/10/54 μ	1,899,000	1,923,588
Eli Lilly & Co.
5.55% 10/15/55	1,085,000	1,071,813
5.60% 2/12/65	500,000	489,717
EMD Finance
144A 4.625% 10/15/32 #	2,470,000	2,435,779
144A 5.00% 10/15/35 #	2,005,000	1,978,988

Hasbro 4.65% 3/12/31	650,000	642,121
HCA
5.125% 6/15/39	1,180,000	1,112,689
6.00% 4/1/54	905,000	874,267
JBS
3.625% 1/15/32	5,125,000	4,753,336
144A 5.625% 3/10/37 #	865,000	868,248
Novartis Capital
4.40% 3/18/31	1,290,000	1,290,008
4.60% 3/18/33	1,240,000	1,235,095
4.90% 3/18/36	2,220,000	2,215,553
5.70% 3/18/56	1,640,000	1,652,877

Pfizer 4.875% 11/15/35	1,395,000	1,381,596
Sysco 5.10% 9/23/30	2,000,000	2,016,435
Thermo Fisher Scientific 4.55% 6/15/33	990,000	978,504
		43,607,756
Electric — 8.61%
American Electric Power 6.05% 3/15/56 μ	1,845,000	1,829,326
Basin Electric Power Cooperative 144A 5.85% 10/15/55 #	1,365,000	1,331,453
Black Hills 4.55% 1/31/31	1,245,000	1,232,264
Capital Power US Holdings 144A 6.189% 6/1/35 #	950,000	974,625
Constellation Energy Generation 5.875% 1/15/66	1,105,000	1,061,659
Dominion Energy
6.20% 2/15/56 μ	1,085,000	1,075,858
Series A 6.875% 2/1/55 μ	2,905,000	2,991,803

Duke Energy 3.30% 6/15/41	1,500,000	1,128,866
Duke Energy Indiana 4.95% 3/15/36	700,000	689,385
Entergy Mississippi
5.05% 4/15/36	700,000	690,041
5.80% 4/15/55	2,920,000	2,887,870

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Florida Power & Light 5.60% 2/15/66	1,295,000	$ 1,248,503
Idaho Power 4.85% 3/1/36	1,690,000	1,654,833
Kentucky Utilities 5.85% 8/15/55	2,740,000	2,726,458
NRG Energy
144A 4.734% 10/15/30 #	1,790,000	1,774,385
144A 5.407% 10/15/35 #	320,000	314,093
Oglethorpe Power
4.50% 4/1/47	545,000	447,359
5.25% 9/1/50	590,000	529,054

Pacific Gas and Electric 6.00% 5/1/56	1,670,000	1,586,159
PSEG Power 144A 5.20% 5/15/30 #	1,370,000	1,391,821
San Diego Gas & Electric 5.20% 3/15/36	660,000	658,545
Union Electric
4.80% 3/15/36	740,000	722,808
5.55% 3/15/56	1,055,000	1,018,926
Vistra Operations
144A 4.30% 10/15/28 #	580,000	573,385
144A 4.70% 1/31/31 #	1,080,000	1,063,221
144A 5.35% 1/31/36 #	1,855,000	1,815,792
		33,418,492
Energy — 5.43%
APA 6.75% 2/15/55	975,000	978,048
Cheniere Energy 144A 5.20% 7/30/36 #	1,065,000	1,054,537
Diamondback Energy 5.75% 4/18/54	2,405,000	2,276,041
Enbridge
4.90% 6/20/30	940,000	950,204
5.55% 6/20/35	1,425,000	1,457,318
Energy Transfer
6.30% 1/15/56	2,220,000	2,188,064
6.50% 2/15/56 μ	1,405,000	1,389,003

Occidental Petroleum 7.95% 6/15/39	1,764,000	2,068,542
ONEOK
5.70% 11/1/54	744,000	679,361
6.25% 10/15/55	1,206,000	1,183,505

Ovintiv 6.625% 8/15/37	1,845,000	1,967,595
Valero Energy 5.15% 3/10/36	4,950,000	4,881,446
		21,073,664
Finance Companies — 6.22%
AerCap Ireland Capital DAC
4.75% 1/15/33	1,260,000	1,225,121
5.375% 12/15/31	1,930,000	1,961,138

Air Lease 4.125% 12/15/26 μ, ψ	1,806,000	1,764,173
NQ- IV092 [0326] 0526 (5459551)    3

Schedule of investments
Nomura VIP Corporate Bond Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Apollo Debt Solutions
6.70% 7/29/31	683,000	$ 691,376
6.90% 4/13/29	735,000	752,377

Ares Capital 5.10% 1/15/31	1,635,000	1,573,046
Ares Strategic Income Fund 144A 5.15% 1/15/31 #	2,190,000	2,069,988
Aviation Capital Group 144A 4.875% 1/28/33 #	1,490,000	1,439,687
Avolon Holdings Funding
144A 4.85% 4/1/33 #	1,580,000	1,514,367
144A 5.375% 5/30/30 #	1,530,000	1,547,342
Blackstone Private Credit Fund
5.05% 9/10/30	1,230,000	1,160,392
5.35% 3/12/31	970,000	922,027
5.60% 11/22/29	535,000	520,688

Blackstone Secured Lending Fund 5.30% 6/30/30	1,545,000	1,496,078
Blue Owl Credit Income 6.60% 9/15/29	1,705,000	1,699,361
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	2,325,000	2,271,519
Takeoff Merger Sub
144A 4.85% 3/24/31 #	1,045,000	1,032,335
144A 5.50% 3/24/36 #	505,000	497,731
		24,138,746
Insurance — 5.70%
Athene Holding
6.625% 5/19/55	670,000	646,150
6.875% 6/28/55 μ	935,000	874,653

Corebridge Global Funding 144A 4.55% 1/9/31 #	2,080,000	2,054,658
Elevance Health 5.70% 2/15/55	2,942,000	2,783,188
Equitable America Global Funding 144A 4.70% 9/15/32 #	1,875,000	1,822,391
Fortitude Global Funding 144A 4.625% 10/6/28 #	2,555,000	2,530,139
FWD Group Holdings 144A 5.252% 9/22/30 #	995,000	991,683
Henneman Trust 144A 6.58% 5/15/55 #	1,650,000	1,659,452
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,590,000	1,604,528
Nippon Life Insurance 144A 5.046% 4/2/33 #	1,275,000	1,277,115
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	2,190,000	2,219,921
Western-Southern Global Funding 144A 4.90% 5/1/30 #	2,295,000	2,310,146
Willis North America 4.55% 3/15/31	1,375,000	1,355,927
		22,129,951
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Materials — 0.25%
OCP 144A 6.70% 3/1/36 #	930,000	$ 957,575
		957,575
Natural Gas — 1.53%
NiSource 5.85% 4/1/55	1,125,000	1,094,398
Sempra 5.25% 3/15/36	2,110,000	2,081,056
Spire 6.45% 6/1/56 μ	2,778,000	2,772,101
		5,947,555
Real Estate Investment Trusts — 3.28%
American Homes 4 Rent 4.95% 6/15/30	1,545,000	1,551,226
Brixmor Operating Partnership 5.20% 4/1/32	1,545,000	1,555,641
Camden Property Trust 4.90% 2/28/36	2,820,000	2,736,481
Extra Space Storage 5.40% 6/15/35	2,870,000	2,884,501
FIBRA Prologis 144A 5.50% 11/26/35 #	1,015,000	981,680
Mid-America Apartments 4.65% 1/15/33	705,000	692,763
Regency Centers 4.50% 3/15/33	775,000	756,021
Simon Property Group 2.65% 2/1/32	1,755,000	1,566,086
		12,724,399
Technology — 6.05%
CDW 3.276% 12/1/28	2,715,000	2,609,692
Cipher Compute 144A 7.125% 11/15/30 #	924,000	958,446
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,199,288
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,835,000	1,892,325
144A 6.15% 1/25/32 #	710,000	741,759

Leidos 5.40% 3/15/32	5,060,000	5,165,385
Oracle
4.70% 9/27/34	2,805,000	2,561,163
5.70% 2/4/36	1,675,000	1,611,219
5.875% 9/26/45	1,685,000	1,454,799
6.70% 2/4/56	955,000	887,030

Salesforce 4.90% 9/15/31	1,685,000	1,683,012
Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	1,035,010
WULF Compute 144A 7.75% 10/15/30 #	667,000	705,229
		23,504,357
Transportation — 1.35%
Canadian Pacific Railway 5.50% 3/15/56	1,295,000	1,240,555
FedEx 3.25% 5/15/41	1,955,000	1,474,402

4    NQ- IV092 [0326] 0526 (5459551)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Fedex Freight Holding
144A 4.95% 3/15/33 #	1,475,000	$ 1,439,107
144A 5.25% 3/15/36 #	1,150,000	1,113,045
		5,267,109
Total Corporate Bonds (cost $382,434,688)		378,121,295

Government Agency Obligation — 0.49%
DAE Funding 144A 4.95% 1/15/33 #	2,005,000	1,904,959
Total Government Agency Obligation (cost $1,983,737)		1,904,959
	Number of shares
Common Stock — 0.02%♣
Financials — 0.02%
MNSN Holdings =, †	1,168	70,859
Total Common Stock (cost $8,760)		70,859

Preferred Stock — 0.16%♣
Financials — 0.16%
SVB Financial Trust 11/7/32 †	1,331	628,898
Total Preferred Stock (cost $597,005)		628,898
	Number of contracts
Options Purchased — 0.01%
Futures Option — 0.01%
US Treasury 10 yr Notes, strike price $113.00, expiration date 4/24/26, notional amount $13,221,000	117	16,453
Total Options Purchased (premium paid $55,557)		16,453
Number of shares
Short-Term Investments — 0.73%
Money Market Mutual Funds — 0.73%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	711,959	711,959
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	711,959	$ 711,959
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	711,959	711,959
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	711,960	711,960
Total Short-Term Investments (cost $2,847,837)		2,847,837
Total Value of Securities Before Options Written—99.41% (cost $390,327,595)		385,985,163
	Number of contracts
Options Written — (0.00%)
Futures Option — (0.00%)
US Treasury 10 yr Notes, strike price $115.00, expiration date 4/24/26, notional amount ($13,455,000)	(117)	(5,484)
Total Options Written (premium received $16,350)		(5,484)

Receivables and Other Assets Net of Liabilities—0.59%★		2,303,745
Net Assets Applicable to 83,230,020 Shares Outstanding—100.00%		$388,283,424
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- IV092 [0326] 0526 (5459551)    5

Schedule of investments
Nomura VIP Corporate Bond Series
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $98,427,933, which represents 25.35% of the Series’ net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
★	Includes $798,278 cash collateral held at broker for futures contracts as of March 31, 2026.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 10 yr Notes
300	$33,314,064	$33,592,406	6/18/26	$—	$(278,342)	$49,923
US Treasury Long Bonds
279	31,771,125	32,563,272	6/18/26	—	(792,147)	124,500
US Treasury Ultra Bonds
57	6,644,062	6,663,371	6/18/26	—	(19,309)	7,875
				72,819,049		—	(1,089,798)	182,298
Short Contracts:
US Treasury 5 yr Notes
(212)	(22,934,094)	(23,232,811)	6/30/26	298,717	—	(29,813)
US Treasury 10 yr Ultra Notes
(598)	(67,882,347)	(68,986,886)	6/18/26	1,104,539	—	(183,472)
				(92,219,697)		1,403,256	—	(213,285)
Total Futures Contracts		$(19,400,648)		$1,403,256	$(1,089,798)	$(30,987)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

6    NQ- IV092 [0326] 0526 (5459551)